Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Income before income taxes	$ (213,685)	$ (48,236)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	475,460	310,384
Bad debt expenses		1,435
Unrealised foreign exchange (gain) / losses	(2,861)	6,088
Amortization of intangible assets	74,147	60,003
Change in operating assets and liabilities:
Accounts receivable	(371,259)	81,952
Net investment in sales-type leases	96,983	(171,705)
Inventories	221,911	263,735
Deposits, prepayments, and other receivables	59,475	(127,282)
Accounts payable	(77,174)	213,346
Customer deposits	(189,735)	1,195,661
Other payables and accrued liabilities	432,055	(105,338)
Income tax payable	(17,220)	(48,623)
Net cash provided by operating activities	488,097	1,631,420
Cash flows from investing activities:
Purchase of property and equipment	(548,739)	(468,355)
Purchase of intangible assets	(32,311)	(23,010)
Net cash used in investing activities	(581,050)	(491,365)
Cash flows from financing activities:
Funds injected by a shareholder		700,000
Proceeds from lease financing	335,003	382,316
Repayment of bank borrowings	(45,139)	(43,120)
Dividends paid		(277,891)
Repayment of lease liabilities	(570,279)	(464,211)
Payment of deferred offering costs	(185,117)	(836,288)
Net cash used in financing activities	(465,532)	(539,194)
Effect on exchange rate change on cash and cash equivalents	6,510	(7,317)
Net change in cash and cash equivalent	(551,975)	593,544
BEGINNING OF YEAR	995,092	401,548
END OF YEAR	443,117	995,092
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	17,220	48,623
Cash paid for interest	$ 34,702	$ 35,830